Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 Quarters	Dec. 31, 2010	Jul. 02, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Mortgage servicing rights [Member]	Dec. 31, 2010 Mortgage servicing rights [Member]	Dec. 31, 2012 Maximum [Member] Core deposit [Member]	Dec. 31, 2012 Maximum [Member] Buildings and improvements [Member]	Dec. 31, 2012 Maximum [Member] Furniture and equipment [Member]	Dec. 31, 2012 Minimum [Member] Core deposit [Member]	Dec. 31, 2012 Minimum [Member] Buildings and improvements [Member]	Dec. 31, 2012 Minimum [Member] Furniture and equipment [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated lives for premises and equipment									40 years	15 years		5 years	3 years
Estimated lives using straight line Method of amortized Intangibles						7 years	7 years	8 years			7 years
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Fair Value of Option resulted in cumulative effect	$ 459,890
Fair Value of Option, net of tax recorded as increase to retained earnings	281,868
Number of days past due loans as to principal or interest payments placed on non accrual	90 days
Number of quarters reflecting loss characteristics	12
Number of years for economic downturn	3 years
Mortgage loans that were held for sale	2,292,000			0
Basis points added to Federal Home Loan Bank	0.12%
Advances from the FHLB to the Bank	4.45%
Highest compensation before retirement in calculation of benefits years considered	10 years
Accrued interest	30,969	31,000		28,000
Unrecognized Tax liabilities in income tax expense	0	24,000
Net Interest expense	$ 0	$ 340,351		$ 221,000	$ 562,076
Original maturities of cash and cash equivalents	3 years
Special stock dividend to common shareholders paid			4.00%